SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of cash and cash equivalents

	As of December 31,
	2021	2020
Cash and cash equivalents	$15,506	$31,425
Restricted cash	—	100
	$15,506	$31,525

Schedule of Property and Equipment, net

Useful Lives
Computer equipment	3 – 7 years
Furniture and office equipment	5 – 7 years
Capitalized software	3 years

Schedule of definite lives and other long-lived assets

Amortization Period
Covenants not to compete	5 years
Trade name with definite life	20 years
Acquired technology	10 years
Customer relationships	5 – 10 years
Supplier relationships	15 years
Developed technology	5 – 10 years